SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

Capital stock and capital surplus

The change in the number of issued shares of capital stock during the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance at the beginning of the year	237,889	227,960	225,385
Issuance of capital stock	1,600	4,540	2,575
Capital stock issued for acquisition of subsidiary	-	5,389	-
Balance at the end of the year	239,489	237,889	227,960

All of the issued shares as of December 31, 2022 and 2021 have been paid in full.

Under the Companies Act, issuances of capital stock, including conversions of bonds and notes, are required to be credited to the capital stock account for at least 50% of the proceeds and to the legal capital surplus account (“legal capital surplus”) for the remaining amounts.

The Companies Act permits that capital stock, capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a General Meeting of Shareholders. The Companies Act limits the increase of paid-in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.

Legal reserve set aside as appropriation of retained earnings and legal capital surplus

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act. Legal reserves may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval of the General Meeting of Shareholders.